Shareholder Report, Average Annual Return (Details) 74200013600_Franklin Rising Dividends VIP Fund_Class 4_TSR Annual {Class 4}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 4
Average Annual Return, Percent	11.66%	9.38%	11.98%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.28%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.43%	14.82%